Borrowings - Bonds (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about borrowings [line items]
Carrying value		£ 9,646		£ 9,234
USD 700m 3.024% Mar 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.024%	3.024%	3.024%
Notional amount | $	$ 700
Carrying value				548
USD 1,750m 3.125% Mar 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.125%	3.125%	3.125%
Notional amount | $	$ 1,750
Carrying value		£ 1,394		1,336
EUR 850m 1.250% Mar 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.25%	1.25%	1.25%
Notional amount | €			€ 850
Carrying value		£ 694		707
USD 2,000m 3.375% Mar 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.375%	3.375%	3.375%
Notional amount | $	$ 2,000
Carrying value		£ 1,587		1,561
EUR 750m 2.875% Sep 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.875%	2.875%	2.875%
Notional amount | €			€ 750
Carrying value		£ 620
GBP 300m 2.875% Oct 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.875%	2.875%	2.875%
Notional amount		£ 300
Carrying value		£ 299		299
USD 1,000m 3.375% Mar 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.375%	3.375%	3.375%
Notional amount | $	$ 1,000
Carrying value		£ 785		775
EURO 750m 1.750% Mar 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%	1.75%	1.75%
Notional amount | €			€ 750
Carrying value		£ 620		650
USD 2,000m 3.625% Mar 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.625%	3.625%	3.625%
Notional amount | $	$ 2,000
Carrying value		£ 1,558		1,551
GBP 300m 4.625% Sep 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.625%	4.625%	4.625%
Notional amount		£ 300
Carrying value		£ 298
EUR 750m 2.125% Mar 2034
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.125%	2.125%	2.125%
Notional amount | €			€ 750
Carrying value		£ 617		646
GBP 400m 3.375% Mar 2038
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.375%	3.375%	3.375%
Notional amount		£ 400
Carrying value		£ 398		398
USD 1,000m 4.000% Mar 2052
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%	4.00%	4.00%
Notional amount | $	$ 1,000
Carrying value		£ 776		£ 763